Financial instruments and financial risk management - Currency and interest rate risk (Details) - EUR (€) € in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure of risk management strategy
Derivative financial assets held for hedging	€ 0	€ 0
Derivative financial liabilities held for hedging	€ 0	€ 0
Currency risk
Disclosure of risk management strategy
Percentage of reasonably possible increase in risk assumption	10.00%	10.00%
Percentage of reasonably possible decrease in risk assumption	(10.00%)	(10.00%)
Increase (decrease) in profit and loss due to reasonably possible increase in designated risk component	€ (1,128)	€ 16,678
Increase (decrease) in profit and loss due to reasonably possible decrease in designated risk component	€ 1,379	€ (20,414)